SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS TO BE PAID (Details) - One Eighty Holdings Ltd [Member] - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
2024	$ 260,864	$ 248,316
2025	260,864	248,316
2026	260,864	248,316
2027	260,864	248,316
2028	260,864	248,316
Thereafter	1,635,675	1,682,532
Total future minimum loan payments	2,939,995	2,924,112
Less: imputed interest	(650,426)	(669,577)
Present value of loan liabilities	$ 2,289,569	$ 2,254,535	$ 2,674,052